JPMorgan Strategic Income Opportunities Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Strategic Income Opportunities Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 473
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	953
Expense Example, No Redemption, 10 Years	1,667
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,768
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	263
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,051